DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

22.       DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

MARKET PRICE RISK

The Company’s earnings, cash flows and OCI are subject to movements in foreign exchange rates, interest rates, commodity prices and the Company’s share price (collectively, market price risk). Formal risk management policies, processes and systems have been designed to mitigate these risks.

The following summarizes the types of market price risks to which the Company is exposed and the risk management instruments used to mitigate them. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage the risks noted below.

Foreign Exchange Risk

The Company’s earnings, cash flows, and OCI are subject to foreign exchange rate variability, primarily arising from its United States dollar denominated investments and subsidiaries, and certain revenues denominated in United States dollars and certain expenses denominated in Euros. The Company has implemented a policy where it economically hedges a minimum level of foreign currency denominated earnings exposures identified over the next five year period. The Company may also hedge anticipated foreign currency denominated purchases or sales, foreign currency denominated debt, as well as certain equity investment balances and net investments in foreign denominated subsidiaries. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage variability in cash flows arising from its United States dollar investments and subsidiaries, and primarily non-qualifying derivative instruments to manage variability arising from certain revenues denominated in United States dollars.

Interest Rate Risk

The Company’s earnings and cash flows are exposed to short-term interest rate variability due to the regular repricing of its variable rate debt, primarily commercial paper. Pay fixed-receive floating interest rate swaps and options are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate the impact of short-term interest rate volatility on interest expense through 2016 with an average swap rate of 2.2%.

The Company’s earnings and cash flows are also exposed to variability in longer term interest rates ahead of anticipated fixed rate debt issuances. Forward starting interest rate swaps are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate its exposure to long-term interest rate variability on select forecast term debt issuances through 2016. A total of $10,547 million of future fixed rate term debt issuances have been hedged at an average swap rate of 3.5%.

The Company also monitors its debt portfolio mix of fixed and variable rate debt instruments to maintain a consolidated portfolio of debt which stays within its Board of Directors approved policy limit band of a maximum of 25% floating rate debt as a percentage of total debt outstanding. The Company uses primarily qualifying derivative instruments to manage interest rate risk.

Commodity Price Risk

The Company’s earnings and cash flows are exposed to changes in commodity prices as a result of ownership interests in certain assets and investments, as well as through the activities of its energy services subsidiaries. These commodities include natural gas, crude oil, power and NGL. The Company employs financial derivative instruments to fix a portion of the variable price exposures that arise from physical transactions involving these commodities. The Company uses primarily non-qualifying derivative instruments to manage commodity price risk.

Equity Price Risk

Equity price risk is the risk of earnings fluctuations due to changes in the Company’s share price. The Company has exposure to its own common share price through the issuance of various forms of stock-based compensation, which affect earnings through revaluation of the outstanding units every period. The Company uses equity derivatives to manage the earnings volatility derived from one form of stock-based compensation, RSUs (Note 20). The Company uses a combination of qualifying and non-qualifying derivative instruments to manage equity price risk.

TOTAL DERIVATIVE INSTRUMENTS

The following table summarizes the balance sheet location and carrying value of the Company’s derivative instruments. The Company did not have any outstanding fair value hedges at December 31, 2012 or 2011.

December 31, 2012	Derivative Instruments used as Cash Flow Hedges	Derivative Instruments used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments	Effects of Netting	Total Net Derivative Instruments[1]
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	4	16	210	230	-	230
Interest rate contracts	7	-	11	18	(2)	16
Commodity contracts	18	-	127	145	(17)	128
Other contracts	3	-	6	9	-	9
	32	16	354	402	(19)	383
Deferred amounts and other assets (Note 12)
Foreign exchange contracts	11	79	225	315	-	315
Interest rate contracts	21	-	12	33	(3)	30
Commodity contracts	5	-	60	65	(5)	60
Other contracts	2	-	1	3	-	3
	39	79	298	416	(8)	408
Accounts payable and other (Note 15)
Foreign exchange contracts	(5)	-	(100)	(105)	-	(105)
Interest rate contracts	(673)	-	(2)	(675)	2	(673)
Commodity contracts	(10)	-	(304)	(314)	17	(297)
	(688)	-	(406)	(1,094)	19	(1,075)
Other long-term liabilities (Note 17)
Foreign exchange contracts	(41)	(5)	(23)	(69)	-	(69)
Interest rate contracts	(293)	-	(15)	(308)	3	(305)
Commodity contracts	(6)	-	(388)	(394)	5	(389)
	(340)	(5)	(426)	(771)	8	(763)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	7	-	(505)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(957)	90	(180)	(1,047)	-	(1,047)

December 31, 2011	Derivative Instruments used as Cash Flow Hedges	Derivative Instruments used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments	Effects of Netting	Total Net Derivative Instruments[1]
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	4	15	315	334	-	334
Interest rate contracts	-	-	12	12	(4)	8
Commodity contracts	7	-	146	153	(19)	134
Other contracts	3	-	7	10	-	10
	14	15	480	509	(23)	486
Deferred amounts and other assets (Note 12)
Foreign exchange contracts	15	79	203	297	-	297
Interest rate contracts	1	-	24	25	(3)	22
Commodity contracts	12	-	241	253	(15)	238
Other contracts	3	-	2	5	-	5
	31	79	470	580	(18)	562
Accounts payable and other (Note 15)
Foreign exchange contracts	(4)	-	(275)	(279)	-	(279)
Interest rate contracts	(477)	-	(8)	(485)	4	(481)
Commodity contracts	(32)	-	(107)	(139)	19	(120)
	(513)	-	(390)	(903)	23	(880)
Other long-term liabilities (Note 17)
Foreign exchange contracts	(35)	(5)	(51)	(91)	-	(91)
Interest rate contracts	(415)	-	(20)	(435)	3	(432)
Commodity contracts	(29)	-	(20)	(49)	15	(34)
	(479)	(5)	(91)	(575)	18	(557)
Total net derivative asset/(liability)
Foreign exchange contracts	(20)	89	192	261	-	261
Interest rate contracts	(891)	-	8	(883)	-	(883)
Commodity contracts	(42)	-	260	218	-	218
Other contracts	6	-	9	15	-	15
	(947)	89	469	(389)	-	(389)

1            As presented in the Consolidated Statements of Financial Position.

The following table summarizes the maturity and notional principal or quantity outstanding related to the Company’s derivative instruments.

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts – United States dollar forwards - purchase(millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts – United States dollar forwards - sell(millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro dollar forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	51	67	48	63	83	66

December 31, 2011	2012	2013	2014	2015	2016	Thereafter
Foreign exchange contracts – United States dollar forwards - purchase(millions of United States dollars)	58	287	468	25	25	418
Foreign exchange contracts – United States dollar forwards - sell(millions of United States dollars)	2,017	1,865	2,182	2,583	2,039	180
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,227	3,237	2,787	2,641	2,428	215
Interest rate contracts - long-term debt (millions of Canadian dollars)	2,650	2,000	1,650	750	-	-
Equity contracts (millions of Canadian dollars)	36	26	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	20	59	1	1	1	-
Commodity contracts - crude oil (millions of barrels)	11	26	17	8	7	10
Commodity contracts - NGL (millions of barrels)	4	1	-	-	-	-
Commodity contracts - power (MWH)	40	28	40	48	63	58

The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income

The following table presents the effect of cash flow hedges and net investment hedges on the Company’s consolidated earnings and consolidated comprehensive income, before the effect of income taxes.

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	(12)	(22)	(25)
Interest rate contracts	(46)	(724)	(217)
Commodity contracts	52	72	128
Other contracts	(3)	6	(1)
Net investment hedges
Foreign exchange contracts	1	(26)	19
	(8)	(694)	(96)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	1	1	(7)
Interest rate contracts[2]	(1)	(10)	61
Commodity contracts[3]	(3)	(55)	(116)
Other contracts[4]	2	(2)	1
	(1)	(66)	(61)
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	23	11	-
Commodity contracts[3]	(3)	5	(3)
	20	16	(3)

1            Reported within Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

The Company estimates that $101 million of AOCI related to cash flow hedges will be reclassified to earnings in the next 12 months. Actual amounts reclassified to earnings depend on the foreign exchange rates, interest rates and commodity prices in effect when derivative contracts that are currently outstanding mature. For all forecasted transactions, the maximum term over which the Company is hedging exposures to the variability of cash flows is 60 months at December 31, 2012.

Non-Qualifying Derivatives

The following table presents the unrealized gains and losses associated with changes in the fair value of the Company’s non-qualifying derivatives.

Year ended December 31,	2012	2011	2010
(millions of Canadian dollars)
Foreign exchange contracts[1]	120	(179)	33
Interest rate contracts[2]	(2)	9	(3)
Commodity contracts[3]	(765)	280	(12)
Other contracts[4]	(2)	4	-
Total unrealized derivative fair value gains/(loss)	(649)	114	18

1            Reported within Transportation and other services revenues and Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations, including commitments and guarantees (Notes 28 and 29), as they become due. In order to manage this risk, the Company forecasts cash requirements over a 12 month rolling time period to determine whether sufficient funds will be available. The Company’s primary sources of liquidity and capital resources are funds generated from operations, the issuance of commercial paper and draws under committed credit facilities and long-term debt which includes debentures and medium-term notes. The Company maintains current shelf prospectuses with securities regulators, which enables, subject to market conditions, ready access to either the Canadian or United States public capital markets. In addition, the Company maintains sufficient liquidity through committed credit facilities (Note 16) with a diversified group of banks and institutions which, if necessary, enables the Company to fund all anticipated requirements for one year without accessing the capital markets. The Company is in compliance with all the terms and conditions of its committed credit facilities as at December 31, 2012. As a result, all credit facilities are available to the Company and the banks are obligated to fund and have been funding the Company under the terms of the facilities.

CREDIT RISK

Entering into derivative financial instruments may result in exposure to credit risk. Credit risk arises from the possibility that a counterparty will default on its contractual obligations. The Company enters into risk management transactions primarily with institutions that possess investment grade credit ratings. Credit risk relating to derivative counterparties is mitigated by credit exposure limits and contractual requirements, frequent assessment of counterparty credit ratings and netting arrangements.

The Company generally has a policy of entering into individual International Swaps and Derivatives Association (ISDA) agreements, or other similar derivative agreements, with the majority of its derivative counterparties. These agreements provide for the net settlement of derivative instruments outstanding with specific counterparties in the event of bankruptcy or other significant credit event, and would reduce the Company’s credit risk exposure on derivative asset positions outstanding with these counterparties in these particular circumstances.

At December 31, 2012 and 2011, the Company had group credit concentrations and maximum credit exposure, with respect to derivative instruments, in the following counterparty segments:

December 31,	2012	2011
(millions of Canadian dollars)
Canadian financial institutions	306	431
United States financial institutions	129	287
European financial institutions	244	257
Other[1]	128	112
	807	1,087

1          Other is comprised of commodity clearing house and natural gas and crude physical counterparties.

As at December 31, 2012, the Company had provided letters of credit totaling $273 million in lieu of providing cash collateral to its counterparties pursuant to the terms of the relevant ISDA agreements. The Company holds no cash collateral on asset exposures at December 31, 2012 or 2011.

Gross derivative balances have been presented without the effects of collateral posted. Derivative assets are adjusted for non-performance risk of the Company’s counterparties using their credit default swap spread rates and are reflected in the fair value. For derivative liabilities, the Company’s non-performance risk is considered in the valuation.

Credit risk also arises from trade and other long-term receivables, and is mitigated through credit exposure limits and contractual requirements, assessment of credit ratings and netting arrangements. Credit risk is mitigated by the large and diversified customer base and the ability to recover an estimate for doubtful accounts through the ratemaking process. The Company actively monitors the financial strength of large industrial customers and, in select cases, has obtained additional security to minimize the risk of default on receivables. Generally, the Company classifies and provides for receivables older than 30 days as past due. The maximum exposure to credit risk related to non-derivative financial assets is their carrying value.

FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. The Company also discloses the fair value of other financial instruments not measured at fair value. The fair value of financial instruments reflects the Company’s best estimates of market value based on generally accepted valuation techniques or models and supported by observable market prices and rates. When such values are not available, the Company uses discounted cash flow analysis from applicable yield curves based on observable market inputs to estimate fair value.

Fair Value of Derivatives

The Company categorizes its derivative instruments measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

Level 1

Level 1 includes derivatives measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date. An active market for a derivative is considered to be a market where transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The Company’s Level 1 instruments consist primarily of exchange-traded derivatives used to mitigate the risk of crude oil price fluctuations. The Company does not have any other financial instruments categorized as Level 1.

Level 2

Level 2 includes derivative valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivatives in this category are valued using models or other industry standard valuation techniques derived from observable market data. Such valuation techniques include inputs such as quoted forward prices, time value, volatility factors and broker quotes that can be observed or corroborated in the market for the entire duration of the derivative. Derivatives valued using Level 2 inputs include non-exchange traded derivatives such as over-the-counter foreign exchange forward and cross currency swap contracts, interest rate swaps, physical forward commodity contracts, as well as commodity swaps and options for which observable inputs can be obtained.

The Company has also categorized the fair value of its held to maturity preferred share investment and long-term debt as Level 2. The fair value of the Company’s held to maturity preferred share investment is primarily based on the yield of certain Government of Canada bonds. The fair value of the Company’s long-term debt is based on quoted market prices for instruments of similar yield, credit risk and tenor.

Level 3

Level 3 includes derivative valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the derivatives’ fair value. Generally, Level 3 derivatives are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available or have no binding broker quote to support Level 2 classification. The Company has developed methodologies, benchmarked against industry standards, to determine fair value for these derivatives based on extrapolation of observable future prices and rates. Derivatives valued using Level 3 inputs primarily include long-dated derivative power contracts and NGL and natural gas contracts. The Company does not have any other financial instruments categorized in Level 3.

The Company uses the most observable inputs available to estimate the fair value of its derivatives. When possible, the Company estimates the fair value of its derivatives based on quoted market prices. If quoted market prices are not available, the Company uses estimates from third party brokers. For non-exchange traded derivatives classified in Levels 2 and 3, the Company uses standard valuation techniques to calculate the estimated fair value. These methods include discounted cash flows for forwards and swaps and Black-Scholes-Merton pricing models for options. Depending on the type of derivative and nature of the underlying risk, the Company uses observable market prices (interest, foreign exchange, commodity and share) and volatility as primary inputs to these valuation techniques. Finally, the Company considers its own credit default swap spread as well as the credit default swap spreads associated with its counterparties in its estimation of fair value.

The Company has categorized its derivative assets and liabilities measured at fair value as follows:

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments	Effects of Netting	Total
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230	-	230
Interest rate contracts	-	18	-	18	(2)	16
Commodity contracts	3	24	118	145	(17)	128
Other contracts	-	9	-	9	-	9
	3	281	118	402	(19)	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315	-	315
Interest rate contracts	-	33	-	33	(3)	30
Commodity contracts	-	56	9	65	(5)	60
Other contracts	-	3	-	3	-	3
	-	407	9	416	(8)	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)	-	(105)
Interest rate contracts	-	(675)	-	(675)	2	(673)
Commodity contracts	(9)	(229)	(76)	(314)	17	(297)
	(9)	(1,009)	(76)	(1,094)	19	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)	-	(69)
Interest rate contracts	-	(308)	-	(308)	3	(305)
Commodity contracts	-	(319)	(75)	(394)	5	(389)
	-	(696)	(75)	(771)	8	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371	-	371
Interest rate contracts	-	(932)	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)	-	(498)
Other contracts	-	12	-	12	-	12
	(6)	(1,017)	(24)	(1,047)	-	(1,047)

December 31, 2011	Level 1	Level 2	Level 3	Total Gross Derivative Instruments	Effects of Netting	Total
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	334	-	334	-	334
Interest rate contracts	-	12	-	12	(4)	8
Commodity contracts	1	66	86	153	(19)	134
Other contracts	-	10	-	10	-	10
	1	422	86	509	(23)	486
Long-term derivative assets
Foreign exchange contracts	-	297	-	297	-	297
Interest rate contracts	-	25	-	25	(3)	22
Commodity contracts	-	208	45	253	(15)	238
Other contracts	-	5	-	5	-	5
	-	535	45	580	(18)	562
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(279)	-	(279)	-	(279)
Interest rate contracts	-	(485)	-	(485)	4	(481)
Commodity contracts	-	(59)	(80)	(139)	19	(120)
	-	(823)	(80)	(903)	23	(880)
Long-term derivative liabilities
Foreign exchange contracts	-	(91)	-	(91)	-	(91)
Interest rate contracts	-	(435)	-	(435)	3	(432)
Commodity contracts	-	(30)	(19)	(49)	15	(34)
	-	(556)	(19)	(575)	18	(557)
Total net financial asset/(liability)
Foreign exchange contracts	-	261	-	261	-	261
Interest rate contracts	-	(883)	-	(883)	-	(883)
Commodity contracts	1	185	32	218	-	218
Other contracts	-	15	-	15	-	15
	1	(422)	32	(389)	-	(389)

The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

December 31, 2012	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(Fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	8	Forward gas price	3.21	4.31	3.54	$/mmbtu[3]
Crude	(3)	Forward crude price	58.42	108.14	100.40	$/barrel
Power	(60)	Forward power price	50.25	68.25	55.98	$/MWH
Commodity contracts - physical[1]
Natural gas	(12)	Forward gas price	2.88	5.10	3.67	$/mmbtu[3]
Crude	37	Forward crude price	51.13	116.56	92.49	$/barrel
NGL	1	Forward NGL price	0.00	2.54	1.42	$/gallon
Power	(1)	Forward power price	30.09	36.35	32.74	$/MWH
Commodity options[2]
Natural gas	1	Option volatility	29.0%	36.0%	34.0%
NGL	5	Option volatility	33.0%	104.0%	57.0%
	(24)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

If adjusted, the significant unobservable inputs disclosed in the table above would have a direct impact on the fair value of the Company’s Level 3 derivative instruments. The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments include forward commodity prices and, for option contracts, price volatility. Changes in forward commodity prices would result in significantly different fair values for the Company’s Level 3 derivatives. Changes in price volatility would change the value of the option contracts. Generally speaking, a change in the estimate of forward commodity prices is unrelated to a change in the estimate of price volatility.

Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

Year ended December 31,	2012	2011
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of year	32	(24)
Total unrealized gains/(loss)
Included in earnings[1]	(69)	31
Included in OCI	13	(41)
Purchases	-	8
Settlements	-	58
Level 3 net derivative asset/(liability) at end of year	(24)	32

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

The Company’s policy is to recognize transfers as of the last day of the reporting period. There were no transfers between levels as at December 31, 2012 or 2011.

Fair Value of Other Financial Instruments

The Company recognizes equity investments in other entities not categorized as held to maturity at fair value, with changes in fair value recorded in OCI, unless actively quoted prices are not available for fair value measurement in which case these investments are recorded at cost. The carrying value of all equity investments recognized at cost totaled $66 million at December 31, 2012 (2011 - $57 million).

The Company has a held to maturity preferred share investment carried at its amortized cost of $246 million at December 31, 2012 (2011 - $285 million). These preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in greater than 10 years plus a range of 4.3% to 4.4%. At December 31, 2012, the fair value of this preferred share investment approximates its face value of $580 million (2011 - $580 million).

At December 31, 2012, the Company’s long-term debt had a carrying value of $20,855 million (2011 - $19,605 million) and a fair value of $24,809 million (2011 - $22,620 million).